Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Accounting Policies [Abstract]
Appliance sales	$ 10,086,489		$ 18,535,801
Furniture sales	1,398,843		2,969,390
Other sales	646,771		1,242,962
Total revenue	$ 12,132,103		$ 22,748,153